Other information by nature (Tables)	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Disclosure of detailed information about leases for lessee
Amounts recognized within Profit before taxes were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Depreciation of right-of-use assets	€529	€189	€171
Interest expense on lease liabilities	56	13	16
Variable lease payments not included in the measurement of lease liabilities	5	4	4
Income from sub-leasing right-of-use assets	(95)	(9)	(8)
Expenses relating to short-term leases and to leases of low-value assets	137	24	30
Gains arising from sale and leaseback transactions	(22)	—	—
Total expense recognized in Net profit from continuing operations	€610	€221	€213